Offerings	Oct. 01, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering Note	The securities registered hereunder include such indeterminate number or amount of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) depositary shares, (e) warrants to purchase common stock, preferred stock, debt securities or depositary shares, (f) subscription rights to purchase common stock, preferred stock, debt securities, depositary shares, warrants or units, (g) purchase contracts, and (h) units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number or amount of the securities of each identified class as shall be issuable upon conversion, exchange or exercise of any other securities registered hereunder that provide for such issuance. Payment of the registration fee has been deferred and will be calculated and paid in accordance with Rule 456(b) and Rule 457(r) under the Securities Act. Pursuant to Rule 457(p) under the Securities Act, the registrant's previously paid and unused filing fees in the amount of $44,280.00, based on the unsold securities under the registrant's registration statement on Form S-3 (File No. 333-274834) initially filed with the SEC on October 3, 2023 (the "Prior Registration Statement"), are being applied to this registration statement. As a result, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering Note	See Note (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	See Note (1).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.0087%
Offering Note	See Note (1).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	See Note (1).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.0087%
Offering Note	See Note (1).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.0087%
Offering Note	See Note (1).
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	See Note (1).